Offerings - Offering: 1	Aug. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	350,000
Proposed Maximum Offering Price per Unit	2.04
Maximum Aggregate Offering Price	$ 714,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 109.31
Offering Note	(a) Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Carver Bancorp, Inc. 2024 Equity Incentive Plan (the "Equity Plan") as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of Carver Bancorp, Inc. (the "Company") pursuant to 17 C.F.R. Section 230.416(a) under the Securities Act of 1933, as amended (the "Securities Act"). (b) Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) under the Securities Act to be equal to $2.04 per share, the average of the high and low prices of the Company's common stock as reported on the NASDAQ Stock Market LLC on August 1, 2025. (c) Represents the number of shares of common stock reserved for issuance under the Equity Plan for any grants of stock options, restricted stock and restricted stock units.